Average Annual Total Returns			12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended	135 Months Ended		183 Months Ended	371 Months Ended	462 Months Ended
		Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [10]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [9]	Dec. 31, 2024 [6]	Dec. 31, 2024 [3]
Amana Income Fund | Bloomberg US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.20%	14.68%		13.18%	13.89%	[2]
Performance Inception Date		Sep. 25, 2013
Amana Income Fund | Bloomberg 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.63%	9.23%		9.08%	10.04%	[2]
Performance Inception Date		Sep. 25, 2013
Amana Income Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%	13.77%	[2]
Performance Inception Date		Sep. 25, 2013
Amana Income Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			12.88%	10.31%		9.62%					9.07%
Performance Inception Date		Jun. 23, 1986
Amana Income Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.51%	8.88%		8.21%					8.12%
Performance Inception Date		Jun. 23, 1986
Amana Income Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.69%	8.25%		7.18%					6.81%
Performance Inception Date		Jun. 23, 1986
Amana Income Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.16%	10.55%		9.88%	10.38%	[2]
Performance Inception Date		Sep. 25, 2013
Amana Growth Fund | Bloomberg US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		25.20%	14.68%		13.18%	13.89%	[5]
Performance Inception Date		Sep. 25, 2013
Amana Growth Fund | Bloomberg 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.88%	16.68%		15.23%	15.78%	[5]
Performance Inception Date		Sep. 25, 2013
Amana Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%	13.77%	[5]
Performance Inception Date		Sep. 25, 2013
Amana Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			15.75%	15.42%		14.46%				11.90%
Performance Inception Date		Feb. 03, 1994
Amana Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.70%	14.86%		13.16%				11.32%
Performance Inception Date		Feb. 03, 1994
Amana Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.90%	12.15%		10.79%				10.12%
Performance Inception Date		Feb. 03, 1994
Amana Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.02%	15.70%		14.73%	15.14%	[5]
Performance Inception Date		Sep. 25, 2013
Amana Developing World Fund | Bloomberg Emerging Markets Large, Mid & Small Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.48%	3.36%		4.93%	4.53%	[8]
Performance Inception Date		Sep. 25, 2013
Amana Developing World Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%	2.10%		4.04%	3.39%	[8]
Performance Inception Date		Sep. 25, 2013
Amana Developing World Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.93%	5.36%		2.84%			2.30%
Performance Inception Date		Sep. 28, 2009
Amana Developing World Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.68%	5.08%		2.68%			2.18%
Performance Inception Date		Sep. 28, 2009
Amana Developing World Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.18%	5.07%		2.67%			2.17%
Performance Inception Date		Sep. 28, 2009
Amana Developing World Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.22%	5.58%		3.06%	2.59%	[8]
Performance Inception Date		Sep. 25, 2013
Amana Participation Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.69%)	(1.96%)	0.41%
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | Bloomberg Custom Sukuk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | FTSE IdealRatings Sukuk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.34%	1.96%
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.75%	1.35%	1.86%
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.00%	1.57%	2.09%
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.56%	0.57%	1.10%
Performance Inception Date		Sep. 28, 2015
Amana Participation Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.42%	0.73%	1.09%
Performance Inception Date		Sep. 28, 2015

[1]	This index replaced the prior broad-based securities market index (S&P 500 Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
[2]	Amana Income Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg US Large Cap, Bloomberg 1000 Growth, and S&P 500 Indexes is shown since this date.
[3]	Amana Income Fund Investor Shares began operations June 23, 1986.
[4]	This index replaced the prior broad-based securities market index (S&P 500 Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
[5]	Amana Growth Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg US Large Cap, Bloomberg 1000 Growth, and S&P 500 Indexes is shown since this date.
[6]	Amana Growth Fund Investor Shares began operations February 3, 1994.
[7]	This index replaced the prior broad-based securities market index (MSCI Emerging Markets Index) to simplify Fund performance benchmarking and to reduce data expenses related to Fund benchmarks.
[8]	Amana Developing World Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the Bloomberg Emerging Markets Large, Mid & Small and MSCI Emerging Markets Index is shown since this date.
[9]	Amana Developing World Fund Investor Shares began operations September 28, 2009.
[10]	Amana Participation Fund began operations September 28, 2015.